HYS-Q3

Quarterly Report
September 30, 2025
MFS®  High Yield Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 95.5%
Aerospace & Defense – 3.1%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$796,000	$817,514
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		255,000	262,470
Bombardier, Inc., 7.5%, 2/01/2029 (n)		236,000	245,908
Bombardier, Inc., 8.75%, 11/15/2030 (n)		306,000	329,988
Bombardier, Inc., 7.25%, 7/01/2031 (n)		444,000	470,654
Bombardier, Inc., 7%, 6/01/2032 (n)		235,000	245,618
Bombardier, Inc., 6.75%, 6/15/2033 (n)		536,000	559,347
TransDigm, Inc., 6.75%, 8/15/2028 (n)		354,000	360,747
TransDigm, Inc., 4.625%, 1/15/2029		678,000	664,422
TransDigm, Inc., 6.375%, 3/01/2029 (n)		352,000	359,885
TransDigm, Inc., 6.875%, 12/15/2030 (n)		1,264,000	1,309,675
TransDigm, Inc., 6.375%, 5/31/2033 (n)		1,274,000	1,288,324
			$6,914,552
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.875% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK), 4/26/2050 (a)(n)(p)		$1,577,538	$158
Automotive – 3.3%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$1,214,000	$1,121,605
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032 (n)		193,000	192,674
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (n)		572,000	576,459
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		427,000	441,095
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	372,000	444,976
Clarios Global LP/Clarios US Finance Co., 6.75%, 9/15/2032 (n)		$193,000	197,277
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		631,000	624,086
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		776,000	667,391
Forvia SE, 6.75%, 9/15/2033 (n)		561,000	569,168
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		511,000	535,197
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		586,000	627,236
Nissan Motor Acceptance Co. LLC, 5.625%, 9/29/2028 (n)		322,000	322,208
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		590,000	401,517
Wabash National Corp., 4.5%, 10/15/2028 (n)		739,000	685,657
			$7,406,546
Broadcasting – 2.4%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$800,000	$830,863
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		533,000	528,043
Gray Media, Inc., 9.625%, 7/15/2032 (n)		517,000	528,187
Gray Media, Inc., 7.25%, 8/15/2033 (n)		324,000	321,069
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		787,000	764,507
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		332,000	292,486
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		697,000	715,310
Univision Communications, Inc., 8%, 8/15/2028 (n)		397,000	411,379
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		749,000	773,449
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042		318,000	253,866
			$5,419,159
Brokerage & Asset Managers – 2.0%
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		$514,000	$560,004
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		179,000	179,858
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		504,000	497,260
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		307,000	325,612
ION Platform Finance US, Inc., 7.875%, 9/30/2032 (n)		640,000	635,795
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		1,532,000	1,552,773
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)		122,000	126,006

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		$622,000	$644,639
			$4,521,947
Building – 4.0%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$705,000	$733,756
Builders FirstSource, Inc., 6.75%, 5/15/2035 (n)		644,000	672,421
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		592,000	481,088
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		297,000	288,577
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		541,000	548,364
Knife River Corp., 7.75%, 5/01/2031 (n)		825,000	865,624
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		383,000	354,514
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)		583,000	612,627
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		220,000	225,996
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		711,000	692,595
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		270,000	270,599
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		1,004,000	1,018,666
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		1,292,000	1,338,311
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		888,000	885,362
			$8,988,500
Business Services – 2.3%
ams OSRAM AG, 10.5%, 3/30/2029	EUR	344,000	$430,300
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$747,000	740,888
CACI International, Inc., 6.375%, 6/15/2033 (n)		794,000	819,051
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		691,000	654,706
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		583,000	581,987
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		576,000	572,925
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		513,000	523,268
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)		767,000	792,995
			$5,116,120
Cable TV – 4.3%
Cable One, Inc., 4%, 11/15/2030 (n)		$522,000	$442,273
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		2,196,000	2,107,209
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,366,000	1,290,070
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		900,000	789,016
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		495,000	188,486
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		400,000	261,942
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		325,000	322,306
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		203,000	202,702
DISH DBS Corp., 5.125%, 6/01/2029		661,000	565,267
DISH Network Corp., 11.75%, 11/15/2027 (n)		545,000	576,750
EchoStar Corp., 10.75%, 11/30/2029		685,723	754,412
EchoStar Corp., 6.75% (6.75% Cash or 6.75% PIK) to 5/30/2027, 6.75% Cash to 11/30/2030 (p)		570,820	588,487
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		627,000	582,362
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,116,000	1,011,559
			$9,682,841
Chemicals – 2.7%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$733,000	$776,064
Chemours Co., 4.625%, 11/15/2029 (n)		973,000	879,064
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)		150,000	145,989
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		907,000	755,523
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	677,000	806,927
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$319,000	321,433
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		255,000	260,402
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		922,000	903,961
SNF Group SACA, 3.375%, 3/15/2030 (n)		1,041,000	966,398
Tronox, Inc., 4.625%, 3/15/2029 (n)		191,000	124,579

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Tronox, Inc., 9.125%, 9/30/2030 (n)		$129,000	$126,384
			$6,066,724
Computer Software – 1.9%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$870,000	$903,379
Cloud Software Group, Inc., 9%, 9/30/2029 (n)		194,000	201,218
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		859,000	911,187
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)		514,000	523,234
Fair Isaac Corp., 6%, 5/15/2033 (n)		867,000	877,788
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		793,000	778,480
			$4,195,286
Computer Software - Systems – 1.4%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		$428,000	$434,129
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)		201,000	194,246
Sabre GLBL, Inc., 11.125%, 7/15/2030 (n)		195,000	188,848
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		805,000	803,609
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)		241,000	249,155
Virtusa Corp., 7.125%, 12/15/2028 (n)		436,000	425,972
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		819,000	841,175
			$3,137,134
Conglomerates – 1.4%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$510,000	$523,454
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		721,000	741,151
Gates Corp., 6.875%, 7/01/2029 (n)		552,000	572,783
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)		562,000	587,397
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		737,000	757,085
			$3,181,870
Construction – 1.2%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$765,000	$802,118
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		312,000	309,979
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		390,000	376,409
New Home Co., 8.5%, 11/01/2030 (n)		543,000	563,667
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		589,000	576,700
			$2,628,873
Consumer Products – 3.6%
Acushnet Co., 7.375%, 10/15/2028 (n)		$654,000	$678,090
Amer Sports Co., 6.75%, 2/16/2031 (n)		882,000	916,598
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		584,000	456,733
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		606,000	644,260
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		530,000	508,302
Energizer Holdings, Inc., 6%, 9/15/2033 (n)		380,000	371,649
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)		291,000	238,467
Newell Brands, Inc., 8.5%, 6/01/2028 (n)		335,000	354,342
Newell Brands, Inc., 6.375%, 5/15/2030		695,000	688,602
Newell Brands, Inc., 6.625%, 5/15/2032		417,000	411,541
Opal Bidco S.A.S., 5.5%, 3/31/2032 (n)	EUR	325,000	394,916
Opal Bidco S.A.S., 6.5%, 3/31/2032 (n)		$345,000	353,537
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		894,000	899,994
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		573,000	568,320
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		645,000	594,116
			$8,079,467

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 2.7%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)	$315,000	$323,766
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)	621,000	651,116
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/2030 (n)	258,000	281,564
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	804,000	788,151
Garda World Security Corp., 8.375%, 11/15/2032 (n)	792,000	822,117
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)	859,000	882,767
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	547,000	510,617
Service Corp. International, 5.75%, 10/15/2032	1,090,000	1,104,255
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	595,000	556,523
TriNet Group, Inc., 7.125%, 8/15/2031 (n)	140,000	144,610
		$6,065,486
Containers – 0.9%
Ball Corp., 6%, 6/15/2029	$510,000	$522,059
Ball Corp., 2.875%, 8/15/2030	1,035,000	940,238
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	623,000	639,972
		$2,102,269
Electronics – 0.3%
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)	$600,000	$632,919
Energy - Independent – 4.3%
Baytex Energy Corp., 8.5%, 4/30/2030 (n)	$444,000	$456,238
Chord Energy Corp., 6%, 10/01/2030 (n)	192,000	190,663
Chord Energy Corp., 6.75%, 3/15/2033 (n)	682,000	690,995
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	269,000	278,832
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)	236,000	244,417
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	548,000	561,432
CNX Resources Corp., 7.25%, 3/01/2032 (n)	540,000	560,210
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	1,065,000	1,063,260
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	821,000	842,505
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)	458,000	453,961
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	857,000	879,466
Matador Resources Co., 6.875%, 4/15/2028 (n)	754,000	769,486
Matador Resources Co., 6.5%, 4/15/2032 (n)	254,000	256,431
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	650,000	652,909
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	469,000	486,418
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	215,000	219,011
Vital Energy, Inc., 7.875%, 4/15/2032 (n)	435,000	422,271
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	527,000	532,468
		$9,560,973
Entertainment – 2.6%
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/2032 (n)	$643,000	$610,963
Life Time, Inc., 6%, 11/15/2031 (n)	832,000	845,282
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)	575,000	586,092
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	825,000	835,486
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	442,000	454,567
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	1,074,000	1,094,205
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	271,000	271,104
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)	334,000	334,234
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	808,000	807,305
		$5,839,238
Financial Institutions – 6.8%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$874,696	$869,062
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	1,046,000	1,100,799
Azorra Finance Ltd., 7.25%, 1/15/2031 (n)	272,000	283,231
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	335,000	351,961

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	$537,000	$537,891
CrossCountry Intermediate HoldCo LLC, 6.5%, 10/01/2030 (n)	445,000	446,637
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	591,000	621,836
Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031 (n)	262,000	278,651
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	788,000	788,125
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	504,000	535,574
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)	640,000	661,208
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	638,000	643,902
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	264,000	265,166
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	781,000	816,789
LFS TopCo LLC, 8.75%, 7/15/2030 (n)	654,000	656,947
Nationstar Mortgage Holdings, Inc., 6.5%, 8/01/2029 (n)	557,000	571,420
OneMain Finance Corp., 6.625%, 5/15/2029	675,000	693,813
OneMain Finance Corp., 5.375%, 11/15/2029	548,000	541,787
OneMain Finance Corp., 7.5%, 5/15/2031	391,000	408,736
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	1,510,000	1,559,992
Phoenix Aviation Capital, 9.25%, 7/15/2030 (n)	458,000	487,273
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	447,000	458,765
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	447,000	461,355
Rocket Cos., Inc., 4%, 10/15/2033 (n)	211,000	192,703
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)	385,000	409,062
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	603,000	616,656
		$15,259,341
Food & Beverages – 2.8%
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	$237,000	$250,114
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	448,000	483,657
Performance Food Group Co., 5.5%, 10/15/2027 (n)	601,000	599,514
Performance Food Group Co., 6.125%, 9/15/2032 (n)	450,000	460,940
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,157,000	1,115,362
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	397,000	400,304
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	1,131,000	1,096,960
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	1,069,000	1,053,014
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	184,000	184,964
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	559,000	559,121
		$6,203,950
Forest & Paper Products – 0.7%
Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)	$878,000	$891,580
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	613,000	657,889
		$1,549,469
Gaming & Lodging – 3.2%
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	$1,426,000	$1,424,714
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	1,389,000	1,381,209
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	638,000	583,837
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	320,000	326,655
Rivers Enterprise Lender LLC, 6.25%, 10/15/2030 (n)	508,000	512,530
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	909,000	887,358
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	860,000	859,126
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	273,000	276,756
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	768,000	769,184
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)	212,000	228,185
		$7,249,554

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 1.1%
AECOM, 6%, 8/01/2033 (n)	$975,000	$996,830
APi Escrow Corp., 4.75%, 10/15/2029 (n)	1,180,000	1,156,766
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)	404,000	408,180
		$2,561,776
Insurance - Property & Casualty – 3.5%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$484,000	$505,157
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	611,000	602,304
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)	198,000	206,266
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)	394,000	405,695
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	350,000	348,175
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	582,000	601,339
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	606,000	619,594
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	345,000	352,015
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	256,000	248,804
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)	635,000	650,015
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	738,000	766,081
Hub International Ltd., 5.625%, 12/01/2029 (n)	261,000	260,738
Hub International Ltd., 7.25%, 6/15/2030 (n)	789,000	822,852
Hub International Ltd., 7.375%, 1/31/2032 (n)	293,000	305,112
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	1,152,000	1,198,216
		$7,892,363
Interactive Media Services – 0.5%
Snap, Inc., 6.875%, 3/01/2033 (n)	$829,000	$847,320
Snap, Inc., 6.875%, 3/15/2034 (n)	194,000	196,353
		$1,043,673
Machinery & Tools – 0.9%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	$540,000	$566,575
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	1,338,000	1,399,418
		$1,965,993
Medical & Health Technology & Services – 4.0%
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)	$538,000	$558,546
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	599,000	624,270
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	410,000	297,387
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	1,606,000	1,452,858
Concentra, Inc., 6.875%, 7/15/2032 (n)	727,000	754,904
Encompass Health Corp., 4.75%, 2/01/2030	803,000	793,589
Encompass Health Corp., 4.625%, 4/01/2031	286,000	278,274
IQVIA, Inc., 5%, 5/15/2027 (n)	485,000	483,650
IQVIA, Inc., 6.5%, 5/15/2030 (n)	722,000	746,178
IQVIA, Inc., 6.25%, 6/01/2032 (n)	363,000	373,215
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	436,000	472,161
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	447,000	492,664
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	274,000	287,689
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	569,000	584,503
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	678,000	694,260
		$8,894,148
Medical Equipment – 1.2%
Insulet Corp., 6.5%, 4/01/2033 (n)	$790,000	$821,309
Medline Borrower LP, 3.875%, 4/01/2029 (n)	363,000	350,093
Medline Borrower LP, 5.25%, 10/01/2029 (n)	890,000	882,305
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	687,000	704,453
		$2,758,160

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 2.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$749,000	$694,713
Cleveland-Cliffs, Inc., 7%, 3/15/2032 (n)		317,000	320,159
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		2,005,000	1,914,249
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)		918,000	961,888
Mineral Resources Ltd., 7%, 4/01/2031 (n)		191,000	193,471
Novelis, Inc., 4.75%, 1/30/2030 (n)		778,000	750,512
Novelis, Inc., 6.875%, 1/30/2030 (n)		399,000	413,752
Novelis, Inc., 3.875%, 8/15/2031 (n)		403,000	367,410
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (z)		357,212	204,929
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		673,000	712,804
			$6,533,887
Midstream – 6.0%
Buckeye Partners LP, 6.75%, 2/01/2030 (n)		$601,000	$624,228
Buckeye Partners LP, 5.85%, 11/15/2043		226,000	210,782
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		838,000	873,866
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)		355,000	360,998
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		993,000	1,035,616
NuStar Logistics LP, 6.375%, 10/01/2030		774,000	801,550
Prairie Acquiror LP, 9%, 8/01/2029 (n)		604,000	628,827
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)		347,000	362,204
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		680,000	699,859
Sunoco LP, 7.25%, 5/01/2032 (n)		868,000	910,950
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		1,114,000	1,108,333
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		460,000	473,728
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)		458,000	477,245
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		582,000	602,411
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		692,000	762,601
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		971,000	1,019,521
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		862,000	854,311
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		231,000	255,257
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		613,000	645,279
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		613,000	651,114
			$13,358,680
Network & Telecom – 1.2%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$325,000	$244,563
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		666,000	672,643
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		827,000	840,257
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	165,000	197,856
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		334,000	416,533
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$273,000	282,794
			$2,654,646
Oil Services – 1.0%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$779,000	$725,491
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		972,000	1,002,447
Valaris Ltd., 8.375%, 4/30/2030 (n)		615,000	638,274
			$2,366,212
Pharmaceuticals – 0.8%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$522,000	$535,077
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		532,000	476,140
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		304,000	214,320
Grifols S.A., 7.125%, 5/01/2030	EUR	427,000	528,078
			$1,753,615

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.7%
Clean Harbors, Inc., 5.75%, 10/15/2033 (n)		$448,000	$451,913
GFL Environmental, Inc., 4%, 8/01/2028 (n)		641,000	625,796
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		233,000	243,816
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		323,000	336,792
			$1,658,317
Precious Metals & Minerals – 0.9%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$814,000	$816,973
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		531,000	530,347
New Gold, Inc., 6.875%, 4/01/2032 (n)		689,000	721,674
			$2,068,994
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$268,000	$259,619
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		474,000	503,654
			$763,273
Real Estate - Other – 1.4%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$690,000	$672,748
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		1,087,000	1,121,371
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		128,000	131,595
Starwood Property Trust, Inc., 5.75%, 1/15/2031 (n)		321,000	320,800
XHR LP, REIT, 4.875%, 6/01/2029 (n)		850,000	832,510
			$3,079,024
Restaurants – 1.1%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$822,000	$840,497
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		508,000	478,751
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		786,000	737,608
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		469,000	474,640
			$2,531,496
Retailers – 2.1%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$649,000	$700,052
L Brands, Inc., 6.625%, 10/01/2030 (n)		487,000	497,859
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		43,000	42,959
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)		657,000	685,070
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		483,000	480,697
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	450,000	493,835
Parkland Corp., 4.625%, 5/01/2030 (n)		$783,000	761,282
Parkland Corp., 6.625%, 8/15/2032 (n)		318,000	326,765
Penske Automotive Group Co., 3.75%, 6/15/2029		732,000	699,244
			$4,687,763
Specialty Stores – 0.9%
Carvana Co., 9%, 6/01/2031 (n)		$1,135,380	$1,285,509
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		336,000	309,257
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		478,000	399,130
			$1,993,896
Supermarkets – 1.1%
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)		$1,421,000	$1,453,257
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		932,000	980,606
			$2,433,863
Telecommunications - Wireless – 1.0%
Altice France S.A., 8.125%, 2/01/2027 (n)		$385,000	$366,410
Altice France S.A., 5.5%, 1/15/2028 (n)		881,000	775,280
Altice France S.A., 5.125%, 7/15/2029 (n)		270,000	230,580

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	90,000	$111,864
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$657,000	699,377
			$2,183,511
Telephone Services – 1.0%
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		$501,694	$438,026
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)		345,186	351,807
Level 3 Financing, Inc., 7%, 3/31/2034 (n)		326,902	332,560
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		660,000	619,829
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)		473,000	451,882
			$2,194,104
Tobacco – 0.4%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$814,000	$861,375
Transportation - Services – 0.3%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	613,000	$742,235
Utilities - Electric Power – 3.3%
Calpine Corp., 4.5%, 2/15/2028 (n)		$412,000	$410,262
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,104,000	1,013,465
ContourGlobal Power Holdings S.A., 6.75%, 2/28/2030 (n)		200,000	207,748
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)		498,000	502,329
NRG Energy, Inc., 5.75%, 1/15/2034 (n)		330,000	329,663
NRG Energy, Inc., 6%, 1/15/2036 (n)		966,000	966,139
PG&E Corp., 5.25%, 7/01/2030		1,156,000	1,139,984
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		341,000	350,326
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		205,000	202,409
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		791,000	785,291
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		164,000	158,508
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)		432,000	423,823
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		615,000	631,435
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		157,000	164,536
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		157,000	164,644
			$7,450,562
Total Bonds			$214,233,942
Common Stocks – 0.1%
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		1,115	$167,038

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	11,113	$7,473

Mutual Funds (h) – 4.1%
Money Market Funds – 4.1%
MFS Institutional Money Market Portfolio, 4.19% (v)	9,145,664	$9,146,579

Other Assets, Less Liabilities – 0.3%		774,513
Net Assets – 100.0%		$224,329,545

(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,146,579 and
$214,408,453, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $195,945,226, representing 87.3% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026	3/09/21-7/26/21	$355,062	$204,929
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 9/30/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	212,753	EUR	180,750	State Street Corp.	10/17/2025	$349
Liability Derivatives
USD	2,543,408	EUR	2,171,783	Barclays Bank PLC	10/17/2025	$(8,708)
USD	890,645	EUR	760,124	Citibank N.A.	10/17/2025	(2,596)
USD	735,457	EUR	627,994	Deutsche Bank AG	10/17/2025	(2,514)
USD	229,451	EUR	196,035	State Street Corp.	10/17/2025	(915)
						$(14,733)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$167,038	$167,038
United Kingdom	—	7,473	—	7,473
U.S. Corporate Bonds	—	179,614,101	—	179,614,101
Commercial Mortgage-Backed Securities	—	158	—	158
Foreign Bonds	—	34,619,683	—	34,619,683
Investment Companies	9,146,579	—	—	9,146,579
Total	$9,146,579	$214,241,415	$167,038	$223,555,032
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$349	$—	$349
Forward Foreign Currency Exchange Contracts – Liabilities	—	(14,733)	—	(14,733)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/24	$253,741
Change in unrealized appreciation or depreciation	94,650
Partial liquidation proceeds	(181,353)
Balance as of 9/30/25	$167,038
The net change in unrealized appreciation or depreciation from investments held as level 3 at September 30, 2025 is $94,650. At
September 30, 2025, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,658,482	$45,737,099	$39,248,346	$(492)	$(164)	$9,146,579

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$156,852	$—